ADVANCES FROM THE FEDERAL HOME LOAN BANK (Detail Textuals) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Advances From Federal Home Loan Bank [Abstract]
Advances from the Federal Home Loan Bank collateralized by residential mortgage loans	$ 18.5	$ 24.1